Grizzle Growth ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Health Care - 1.4%
Eli Lilly & Co.	250	$233,650
Intuitive Surgical, Inc.(a)	638	291,955
		525,605

Industrial Products - 11.9%
Axon Enterprise, Inc.(a)	824	331,050
GE Vernova, Inc.	1,898	2,056,407
Trane Technologies PLC	1,106	544,750
Vertiv Holdings Co. - Class A	4,504	1,479,519
		4,411,726

Materials - 5.0%
Anfield Energy, Inc.(a)	32,232	162,924
Chilean Metals, Inc.(a)	6,343	1,375
Ecora Royalties PLC	87,672	163,688
Ecora Royalties PLC	102,493	189,007
Hot Chili Ltd.(a)	176,626	206,329
Hot Chili Ltd.(a)	28,909	34,294
LyondellBasell Industries NV - Class A	12,860	959,356
Power Metallic Mines, Inc.(a)	192,328	161,086
		1,878,059

Media - 20.1%
Alphabet, Inc. - Class A	16,836	6,478,493
Meta Platforms, Inc. - Class A	1,051	643,117
Uber Technologies, Inc.(a)	4,626	345,146
		7,466,756

Oil & Gas - 9.4%
Antero Resources Corp.(a)	14,490	568,878
Cheniere Energy, Inc.	3,515	966,449
Comstock Resources, Inc.(a)	20,885	363,817
Landbridge Co. LLC - Class A	4,160	285,917
Range Resources Corp.	6,352	276,312
Venture Global, Inc. - Class A	77,086	1,022,931
		3,484,304

Retail & Wholesale - Discretionary - 6.5%
Alibaba Group Holding Ltd., ADR	2,895	381,792
Amazon.com, Inc.(a)	7,695	2,039,637
		2,421,429

Software & Tech Services - 3.9%
Gitlab, Inc. - Class A(a)	21,095	$467,043
Microsoft Corp.	1,795	731,965
Palo Alto Networks, Inc.(a)	1,499	268,801
		1,467,809

Tech Hardware & Semiconductors - 40.3%(b)
Apple, Inc.	3,676	997,483
Applied Materials, Inc.	1,342	529,406
Arista Networks, Inc.(a)	2,674	461,826
ASML Holding NV	482	693,593
ASMPT Ltd.	22,325	464,810
Ciena Corp.(a)	3,217	1,697,225
Coherent Corp.(a)	5,649	1,806,042
Everpure, Inc. - Class A(a)	10,443	746,152
Intel Corp.(a)	4,702	444,245
Kulicke & Soffa Industries, Inc.	6,302	538,821
Micron Technology, Inc.	3,712	1,919,698
NVIDIA Corp.	15,468	3,086,949
ON Semiconductor Corp.(a)	5,108	514,937
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,733	1,082,432
		14,983,619

TOTAL COMMON STOCKS (Cost $28,625,931)		36,639,307

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(c)	561,236	561,236

TOTAL SHORT-TERM INVESTMENTS (Cost $561,236)		561,236

TOTAL INVESTMENTS - 100.0% (Cost $29,187,167)		$37,200,543
Liabilities in Excess of Other Assets - 0.0%(d)		(17,922)
TOTAL NET ASSETS - 100.0%		$37,182,621

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.